UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



            Report for the Calendar Year or Quarter Ended June 30, 2012

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:    Elm Ridge Management, LLC

Address: 3 West Main Street
         2nd Floor
         Irvington, NY 10533

13F File Number: 028-13787

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:   Jed Bowen
Title:  Chief Financial Officer of the Funds
Phone:  (914) 250-1000


Signature, Place and Date of Signing:

/s/ Jed Bowen                     Irvington, NY            August 14, 2012
-------------------------     ---------------------    ----------------------
        [Signature]                [City, State]              [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:  NONE

                             Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:            3

Form 13F Information Table Entry Total:       52

Form 13F Information Table Value Total:        $1,856,033
                                             (in thousands)


List of Other Included Managers:

Form 13F File Number            Name


(1)     028- 12044              Elm Ridge Partners, LLC
(2)     028- 11797              Elm Ridge Offshore Master Fund, Ltd.
(3)     028- 10075              Elm Ridge Capital Management, LLC
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

                              FORM 13F INFORMATION TABLE


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

COLUMN 1                      COLUMN  2      COLUMN 3     COLUMN 4       COLUMN 5        COLUMN 6    COLUMN 7          COLUMN 8

                              TITLE OF                    VALUE     SHRS OR   SH/ PUT/   INVESTMENT  OTHER       VOTING AUTHORITY
NAME OF ISSUER                CLASS          CUSIP       (X$1000)   PRN AMT   PRN CALL   DISCRETION  MANAGERS  SOLE     SHARED  NONE
--------------               ------         ------      ---------  --------  ---------  ----------- --------- -----    ------- -----

ALCOA INC                     COM            013817101   50,111    5,727,010  SH          Defined    1,2,3     5,727,010
ALLSTATE CORP                 COM            020002101   45,965    1,309,920  SH          Defined    1,2,3     1,309,920
AMERICAN INTL GROUP INC       COM NEW        026874784   56,758    1,768,700  SH          Defined    1,2,3     1,768,700
APPLIED MATLS INC             COM            038222105   23,329    2,038,372  SH          Defined    1,2,3     2,038,372
ARMSTRONG WORLD INDS INC NEW  COM            04247X102   14,748      300,000      PUT     Defined    1,2,3       300,000
ASSURED GUARANTY LTD          COM            G0585R106   73,329    5,200,633  SH          Defined    1,2,3     5,200,633
AVALONBAY CMNTYS INC          COM            053484101   14,148      100,000      PUT     Defined    1,2,3       100,000
AXIS CAPITAL HOLDINGS INV     SHS            G0692U109   36,720    1,128,120  SH          Defined    1,2,3     1,128,120
BANK OF AMERICA CORPORATION   COM            060505104   29,302    3,582,130  SH          Defined    1,2,3     3,582,130
BOSTON SCIENTIFIC CORP        COM            101137107   63,187   11,144,086  SH          Defined    1,2,3    11,144,086
BP PLC                        SPONSORED ADR  055622104   31,424      775,140  SH          Defined    1,2,3       775,140
CENVEO INC                    COM            15670S105   11,254    5,831,065  SH          Defined    1,2,3     5,831,065
CLIFFS NATURAL RESOURCES INC  COM            18683K101   19,716      400,000      PUT     Defined    1,2,3       400,000
CONCUR TECHNOLOGIES INC       COM            206708109   22,473      330,000      PUT     Defined    1,2,3       330,000
CORNING INC                   COM            219350105   47,494    3,673,159  SH          Defined    1,2,3     3,673,159
D R HORTON INC                COM            23331A109   36,760    2,000,000      PUT     Defined    1,2,3     2,000,000
DELL INC                      COM            24702R101   47,529    3,799,279  SH          Defined    1,2,3     3,799,279
DIGITAL RLTY TR INC           COM            253868103   22,521      300,000      PUT     Defined    1,2,3       300,000
DONNELLEY R R & SONS CO       COM            257867101   55,456    4,711,621  SH          Defined    1,2,3     4,711,621
EQUINIX INC                   COM NEW        29444U502    8,783       50,000      PUT     Defined    1,2,3        50,000
FLEXTRONICS INTL LTD          ORD            Y2573F102   36,494    5,886,119  SH          Defined    1,2,3     5,886,119
FORTINET INC                  COM            34959E109    6,966      300,000      PUT     Defined    1,2,3       300,000
GENWORTH FINL INC             COM CL A       37247D106    7,996    1,412,748  SH          Defined    1,2,3     1,412,748
INTREPID POTASH INC           COM            46121Y102   11,380      500,000      PUT     Defined    1,2,3       500,000
JABIL CIRCUIT INC             COM            466313103   16,705      821,680  SH          Defined    1,2,3       821,680
JPMORGAN CHASE & CO           COM            46625H100   55,646    1,557,410  SH          Defined    1,2,3     1,557,410
KOHLS CORP                    COM            500255104   22,663      498,190  SH          Defined    1,2,3       498,190
LILLY ELI & CO                COM            532457108   58,389    1,360,727  SH          Defined    1,2,3     1,360,727
LOCKHEED MARTIN CORP          COM            539830109   79,535      913,359  SH          Defined    1,2,3       913,359
LOCKHEED MARTIN CORP          COM            539830109   26,124      300,000      CALL    Defined    1,2,3       300,000
MARRIOTT INTL INC NEW         CL A           571903202   19,600      500,000      PUT     Defined    1,2,3       500,000
MARTIN MARIETTA MATLS INC     COM            573284106   23,646      300,000      PUT     Defined    1,2,3       300,000
MBIA INC                      COM            55262C100   77,011    7,124,049  SH          Defined    1,2,3     7,124,049
MEAD JOHNSON NUTRITION CO     COM            582839106    8,051      100,000      PUT     Defined    1,2,3       100,000
MERCK & CO INC NEW            COM            58933Y105   68,196    1,633,426  SH          Defined    1,2,3     1,633,426
NABORS INDUSTRIES LTD         SHS            G6359F103   32,441    2,252,864  SH          Defined    1,2,3     2,252,864
NEWFIELD EXPL CO              COM            651290108   22,602      771,131  SH          Defined    1,2,3       771,131
NRG ENERGY INC                COM NEW        629377508   51,476    2,965,190  SH          Defined    1,2,3     2,965,190
PFIZER INC                    COM            717081103   42,289    1,838,670  SH          Defined    1,2,3     1,838,670
QUAD / GRAPHICS INC           COM CL A       747301109   32,176    2,237,535  SH          Defined    1,2,3     2,237,535
RAYTHEON CO                   COM NEW        755111507   47,431      838,160  SH          Defined    1,2,3       838,160
REGIONS FINANCIAL CORP NEW    COM            7591EP100   64,773    9,595,934  SH          Defined    1,2,3     9,595,934
SAFEWAY INC                   COM NEW        786514208   40,756    2,245,512  SH          Defined    1,2,3     2,245,512
SANMINA SCI CORP              COM NEW        800907206   15,311    1,869,432  SH          Defined    1,2,3     1,869,432
SUPERVALU INC                 COM            868536103   31,526    6,086,175  SH          Defined    1,2,3     6,086,175
TAUBMAN CTRS INC              COM            876664103   23,148      300,000      PUT     Defined    1,2,3       300,000
TEREX CORP NEW                COM            880779103   32,955    1,848,290  SH          Defined    1,2,3     1,848,290
TOLL BROTHERS INC             COM            889478103   29,730    1,000,000      PUT     Defined    1,2,3     1,000,000
U S G CORP                    COM NEW        903293405   19,050    1,000,000      PUT     Defined    1,2,3     1,000,000
ULTRA PETROLEUM CORP          COM            903914109   46,409    2,011,660  SH          Defined    1,2,3     2,011,660
WELLPOINT INC                 COM            94973V107   44,918      704,157  SH          Defined    1,2,3       704,157
WESTERN UN CO                 COM            959802109   49,633    2,947,310  SH          Defined    1,2,3     2,947,310

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